International Growth and Income FundSM
Investment portfolio
March 31, 2019
unaudited
Common stocks 93.90% Financials 17.25%	Shares	Value (000)
AIA Group Ltd.	28,223,600	$ 280,979
DBS Group Holdings Ltd.	11,422,700	212,651
Prudential PLC	9,481,200	189,863
HDFC Bank Ltd.	3,422,860	114,576
HDFC Bank Ltd. (ADR)	641,307	74,334
B3 SA - Brasil, Bolsa, Balcao	13,296,000	109,075
Sberbank of Russia PJSC (ADR)	7,723,900	102,419
Toronto-Dominion Bank (CAD denominated)	1,887,000	102,402
Ping An Insurance (Group) Co. of China, Ltd., Class H	8,990,000	100,666
AXA SA	3,555,300	89,454
Euronext NV	1,353,835	85,805
Société Générale	2,711,600	78,401
Bank of China Ltd., Class H	167,576,000	75,997
Banco Santander, SA	11,595,101	53,907
Svenska Handelsbanken AB, Class A	5,020,827	52,977
AIB Group PLC	11,030,784	49,520
Bank Central Asia Tbk PT	24,450,800	47,648
Credicorp Ltd.	196,500	47,150
Deutsche Boerse AG	366,500	46,991
FinecoBank SpA	3,542,962	46,599
Aviva PLC	8,385,000	45,038
London Stock Exchange Group PLC	661,000	40,902
Kotak Mahindra Bank Ltd.	1,990,000	38,335
Moscow Exchange MICEX-RTS PJSC	26,215,000	36,478
Intercontinental Exchange, Inc.	470,000	35,786
Banco Bradesco SA, preferred nominative	3,070,000	33,669
Bank Leumi le-Israel BM	4,928,409	32,168
ORIX Corp.	2,200,000	31,552
Fairfax Financial Holdings Ltd., subordinate voting shares (CAD denominated)	60,700	28,116
National Australia Bank Ltd.	1,455,000	26,107
BB Seguridade Participações SA	3,845,000	26,043
UniCredit SpA	1,936,035	24,819
Banco Bilbao Vizcaya Argentaria, SA	4,298,748	24,559
HSBC Holdings PLC (GBP denominated)	2,669,000	21,667
ABN AMRO Group NV, depository receipts	946,000	21,330
Barclays PLC	9,571,354	19,283
Bankia, SA	6,947,000	18,001
Macquarie Group Ltd.	186,417	17,131
Resona Holdings, Inc.	2,987,000	12,928
Mitsubishi UFJ Financial Group, Inc.	2,277,400	11,302
Deutsche Bank AG	1,254,439	10,216
Hong Kong Exchanges and Clearing Ltd.	290,800	10,135
Tokio Marine Holdings, Inc.	174,700	8,452
Piraeus Bank SA1	12,077	17
		2,535,448
International Growth and Income Fund — Page 1 of 8

unaudited
Common stocks (continued) Consumer discretionary 11.23%	Shares	Value (000)
Wynn Macau, Ltd.	88,262,000	$ 208,007
MGM China Holdings, Ltd.	62,052,000	129,796
Naspers Ltd., Class N	403,500	93,183
Sands China Ltd.	17,533,200	88,113
Alibaba Group Holding Ltd. (ADR)[1]	469,500	85,660
Restaurant Brands International Inc.	767,000	49,939
Restaurant Brands International Inc. (CAD denominated)	500,000	32,529
Carnival Corp., units	1,590,000	80,645
HUGO BOSS AG	1,131,298	77,259
InterContinental Hotels Group PLC	1,078,630	64,835
Cie. Financière Richemont SA, Class A	814,500	59,336
Hyundai Motor Co., Series 2	680,337	45,732
Hyundai Motor Co.	64,668	6,808
Tata Motors Ltd.[1]	19,035,000	47,880
adidas AG	181,500	44,099
Accor SA	940,000	38,076
Valeo SA, non-registered shares	1,195,000	34,652
Sony Corp.	790,000	33,110
OPAP SA	3,042,048	31,394
GVC Holdings PLC	4,290,000	31,234
Sodexo SA	282,000	31,051
LVMH Moët Hennessy-Louis Vuitton SE	83,500	30,713
Evolution Gaming Group AB	384,500	30,293
Las Vegas Sands Corp.	485,000	29,566
Ctrip.com International, Ltd. (ADR)[1]	623,800	27,254
Lojas Americanas SA, preferred nominative	5,980,000	25,613
Bayerische Motoren Werke AG	310,000	23,907
Daimler AG	390,400	22,882
Carnival PLC	435,000	21,331
Kingfisher PLC	6,915,000	21,147
Peugeot SA	791,000	19,290
Maruti Suzuki India Ltd.	180,000	17,338
Paltac Corp.	301,100	16,355
Nokian Renkaat Oyj	435,000	14,561
Kindred Group PLC (SDR)	1,255,000	12,567
Gree Electric Appliances, Inc. of Zhuhai, Class A	1,699,917	11,942
EssilorLuxottica	82,869	9,052
Nitori Holdings Co., Ltd.	27,800	3,587
		1,650,736
Information technology 10.48%
Taiwan Semiconductor Manufacturing Co., Ltd.	58,304,506	464,423
ASML Holding NV	902,500	169,270
Samsung Electronics Co., Ltd., nonvoting preferred	5,236,095	167,217
Broadcom Inc.	502,300	151,047
Vanguard International Semiconductor Corp.	55,475,000	119,696
Murata Manufacturing Co., Ltd.	2,030,400	100,980
PagSeguro Digital Ltd., Class A1	2,385,973	71,221
TDK Corp.	658,900	51,544
Temenos AG	307,000	45,260
Amadeus IT Group SA, Class A, non-registered shares	557,500	44,652
ASM Pacific Technology Ltd.	3,757,100	41,903
Largan Precision Co., Ltd.	217,000	32,387
MediaTek Inc.	2,829,000	25,931
AAC Technologies Holdings Inc.	4,322,748	25,579
International Growth and Income Fund — Page 2 of 8

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Keyence Corp.	37,000	$ 23,025
Renesas Electronics Corp.[1]	1,540,800	7,118
		1,541,253
Consumer staples 9.93%
Nestlé SA	2,977,450	283,766
British American Tobacco PLC	6,292,300	261,761
Associated British Foods PLC	4,239,100	134,662
Kweichow Moutai Co., Ltd., Class A	1,014,115	128,872
Kao Corp.	1,438,750	113,174
Carlsberg A/S, Class B	526,226	65,721
Unilever PLC	1,113,000	63,711
Coca-Cola European Partners PLC	1,210,000	62,605
Philip Morris International Inc.	695,000	61,431
Anheuser-Busch InBev SA/NV	613,000	51,407
Imperial Brands PLC	1,065,000	36,405
Pernod Ricard SA	186,900	33,545
Ambev SA	6,315,000	27,145
Meiji Holdings Co., Ltd.	241,500	19,589
Japan Tobacco Inc.	782,700	19,386
Mowi ASA	787,000	17,565
Coca-Cola FEMSA, SAB de CV, Series L	2,600,000	17,187
Danone SA	222,400	17,137
Bakkafrost P/F	325,000	16,082
Coca-Cola Amatil Ltd.	1,914,341	11,758
Reckitt Benckiser Group PLC	114,100	9,484
Asahi Group Holdings, Ltd.	169,800	7,553
		1,459,946
Industrials 9.44%
Airbus SE, non-registered shares	2,297,900	303,907
Alliance Global Group, Inc.	350,520,000	107,873
Safran SA	655,000	89,823
Meggitt PLC	13,457,067	88,126
Rheinmetall AG	732,819	76,351
Edenred SA	1,530,000	69,629
MTU Aero Engines AG	297,500	67,345
Vinci SA	684,854	66,621
BAE Systems PLC	10,516,000	66,072
International Consolidated Airlines Group, SA (CDI)	9,003,000	60,037
CCR SA, ordinary nominative	18,175,700	54,499
ACS, Actividades de Construcción y Servicios, SA	1,092,307	47,983
Ryanair Holdings PLC (ADR)[1]	576,129	43,175
ASSA ABLOY AB, Class B	1,963,000	42,375
Aalberts Industries NV, non-registered shares	980,000	33,892
SMC Corp.	74,800	28,029
Bunzl PLC	794,500	26,201
KONE Oyj, Class B	488,000	24,612
Grupo Aeroportuario del Pacífico SAB de CV	2,572,000	22,834
DCC PLC	258,000	22,296
SNC-Lavalin Group Inc.	620,000	15,732
Geberit AG	34,500	14,101
International Growth and Income Fund — Page 3 of 8

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
JGC Corp.	652,300	$ 8,658
Capita PLC[1]	4,209,200	6,798
		1,386,969
Energy 8.46%
Royal Dutch Shell PLC, Class B	10,584,515	334,719
Royal Dutch Shell PLC, Class B (ADR)	180,000	11,511
Royal Dutch Shell PLC, Class A (GBP denominated)	119,990	3,772
TOTAL SA	2,838,150	157,657
Enbridge Inc. (CAD denominated)	3,615,388	130,942
Enbridge Inc. (CAD denominated)[2]	133,054	4,819
LUKOIL Oil Co. PJSC (ADR)	1,305,000	116,928
Inter Pipeline Ltd.	4,847,000	80,194
Gazprom PJSC (ADR)	14,745,000	66,559
INPEX Corp.	6,650,700	63,339
Schlumberger Ltd.	1,332,300	58,048
Reliance Industries Ltd.	2,145,000	42,211
BP PLC	4,400,000	32,006
Canadian Natural Resources, Ltd.	745,000	20,488
Canadian Natural Resources, Ltd. (CAD denominated)	330,000	9,060
Keyera Corp.	1,150,000	27,116
Coal India Ltd.	7,810,000	26,742
Galp Energia, SGPS, SA, Class B	1,335,000	21,385
China Petroleum & Chemical Corp., Class H	22,520,000	17,758
China Oilfield Services Ltd., Class H	9,462,000	10,221
Rosneft Oil Co. PJSC (GDR)	1,358,900	8,534
		1,244,009
Health care 7.90%
AstraZeneca PLC	4,473,200	357,383
Sanofi	1,909,200	168,633
Novartis AG	1,618,100	155,643
Novo Nordisk A/S, Class B	1,429,475	74,831
Bayer AG	964,954	62,349
HOYA Corp.	824,000	54,341
Koninklijke Philips NV	1,185,337	48,286
Fisher & Paykel Healthcare Corp. Ltd.	4,336,000	46,359
Hypera SA, ordinary nominative	6,986,000	46,212
GlaxoSmithKline PLC	1,388,000	28,867
Roche Holding AG, nonvoting, non-registered shares	102,000	28,103
Shionogi & Co., Ltd.	328,600	20,316
Coloplast A/S, Class B	183,448	20,127
Demant A/S1	676,000	19,989
ORPEA Group, non-registered shares	138,000	16,564
Sun Pharmaceutical Industries Ltd.	1,996,528	13,801
		1,161,804
Materials 6.39%
Rio Tinto PLC	2,335,000	135,669
Vale SA, ordinary nominative	9,839,400	127,989
Koninklijke DSM NV	1,130,000	123,158
Air Liquide SA3	706,349	89,813
Air Liquide SA, bonus shares[1,3]	55,300	7,031
Glencore PLC	22,459,856	93,009
Akzo Nobel NV	1,027,555	91,049
International Growth and Income Fund — Page 4 of 8

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Nutrien Ltd. (CAD denominated)	1,522,640	$ 80,305
Asahi Kasei Corp.	4,700,000	48,429
Barrick Gold Corp. (GBP denominated)	2,482,452	34,032
Boral Ltd.	7,150,784	23,305
Anhui Conch Cement Co. Ltd., Class A	3,545,299	20,142
AngloGold Ashanti Ltd.	1,397,299	18,554
Croda International PLC	261,148	17,136
LafargeHolcim Ltd.	346,300	17,107
Shin-Etsu Chemical Co., Ltd.	141,700	11,865
		938,593
Communication services 5.40%
SoftBank Group Corp.	1,136,710	110,204
Nintendo Co., Ltd.	329,400	93,800
China Tower Corp. Ltd., Class H1	352,016,000	81,614
Vodafone Group PLC	42,944,600	78,195
Koninklijke KPN NV	23,454,305	74,352
BT Group PLC	19,700,000	57,205
Altice Europe NV, Class A1	20,676,253	54,296
Axel Springer SE	926,501	47,850
SK Telecom Co., Ltd.	175,700	38,929
Shaw Communications Inc., Class B, nonvoting	1,265,000	26,325
Tencent Holdings Ltd.	517,000	23,776
América Móvil, SAB de CV, Series L (ADR)	1,574,800	22,488
Nexon Co., Ltd.[1]	1,380,000	21,591
Baidu, Inc., Class A (ADR)[1]	112,000	18,463
KT Corp. (ADR)	1,442,800	17,949
Bharti Airtel Ltd.	2,914,725	14,015
Inmarsat PLC	1,808,700	13,074
		794,126
Utilities 4.31%
Enel SpA	27,497,196	175,940
Ørsted AS	1,293,630	98,042
SSE PLC	5,007,689	77,419
Guangdong Investment Ltd.	36,078,000	69,675
Brookfield Infrastructure Partners LP	1,650,000	68,909
Rubis SCA	1,003,985	54,757
NTPC Ltd.	25,800,000	50,166
Iberdrola, SA, non-registered shares	3,210,000	28,180
National Grid PLC	987,300	10,940
		634,028
Real estate 3.11%
Link Real Estate Investment Trust REIT	14,394,152	168,330
CK Asset Holdings Ltd.	12,492,244	111,078
Longfor Group Holdings Ltd.	22,541,000	79,397
Brookfield Property Partners LP	2,841,600	58,452
Vonovia SE	759,098	39,357
		456,614
Total common stocks (cost: $12,061,051,000)		13,803,526
International Growth and Income Fund — Page 5 of 8

unaudited
Short-term securities 5.31% Money market investments 5.22%	Shares	Value (000)
Capital Group Central Cash Fund	7,674,858	$ 767,332
Bonds & notes of governments & government agencies outside the U.S. 0.09%
Argentinian Treasury Bills 1.13%-1.65% due 4/30/2019-5/10/2019	ARS447,626,100	12,683
Total short-term securities (cost: $782,420,000)		780,015
Total investment securities 99.21% (cost: $12,843,471,000)		14,583,541
Other assets less liabilities 0.79%		116,058
Net assets 100.00%		$14,699,599
[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,819,000, which represented .03% of the net assets of the fund.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $96,844,000, which represented .66% of the net assets of the fund.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
International Growth and Income Fund — Page 6 of 8

unaudited
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”) is valued based on the policies and procedures in CCF’s statement of additional information. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. As of March 31, 2019, the fund did not have any open forward currency contracts. The average notional amount of open forward currency contracts while held was $33,079,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2019 (dollars in thousands):
International Growth and Income Fund — Page 7 of 8

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$ 2,535,448	$ —	$ —	$ 2,535,448
Consumer discretionary	1,650,736	—	—	1,650,736
Information technology	1,541,253	—	—	1,541,253
Consumer staples	1,459,946	—	—	1,459,946
Industrials	1,386,969	—	—	1,386,969
Energy	1,244,009	—	—	1,244,009
Health care	1,161,804	—	—	1,161,804
Materials	841,749	96,844	—	938,593
Communication services	794,126	—	—	794,126
Utilities	634,028	—	—	634,028
Real estate	456,614	—	—	456,614
Short-term securities	767,332	12,683	—	780,015
Total	$14,474,014	$109,527	$—	$14,583,541
Key to abbreviations
ADR = American Depositary Receipts
ARS = Argentine pesos
CAD = Canadian dollars
CDI = CREST Depository Interest
GBP = British pounds
GDR = Global Depositary Receipts
SDR = Swedish Depositary Receipts
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
© 2019 Capital Group. All rights reserved.
MFGEFPX-034-0519O-S66035	International Growth and Income Fund — Page 8 of 8